Condensed Financial Information (Parent Company) (Loans to Subsidiaries - Narrative) (Details) - Parent Company - USD ($) $ in Millions	1 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	Apr. 30, 2016	May 31, 2015	Apr. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 01, 2016
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates									$ 1,200	$ 1,200			$ 140
Debt Instrument, Interest Rate Terms			six-month LIBOR plus 1.00%
Advances To Affiliate Repayment	$ 140
Senior Notes									15,505	16,994
Loans to Subsidiaries, Repayment Amount									140	761	$ 832
Line of Credit Facility, Maximum Borrowing Capacity									1,300
Interest Income [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to Subsidiaries, Interest Income									$ 64	91	155
American Life $150 Million May 2015 [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates				$ 150
Debt Instrument, Interest Rate Terms				six-month LIBOR plus 1.00%
Advances To Affiliate Repayment		$ 150
American Life $150 Million April 2015 [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates					$ 150
Debt Instrument, Interest Rate Terms					six-month LIBOR plus 0.875%
Advances To Affiliate Repayment				$ 150
American Life Loan One [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates											$ 100
Advances To Affiliate Instrument Interest Rate Effective Percentage											3.17%
Loans to subsidiaries, maturity date											Jun. 30, 2020
American Life Loan Two [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates											$ 120
Debt Instrument, Interest Rate Terms											six-month LIBOR plus 0.875%
Advances To Affiliate Repayment											$ 120
American Life Loan Three [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates											$ 150
Debt Instrument, Interest Rate Terms											six-month LIBOR plus 0.875%
Advances To Affiliate Repayment											$ 150
MetLife Ireland Treasury Limited loan from MetLife, Inc.
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates												$ 1,500
Advances To Affiliate Instrument Interest Rate Effective Percentage												8.50%
Loans to subsidiaries, maturity date												Jul. 01, 2023
Loans to Subsidiaries, Repayment Amount						$ 231	$ 69	$ 153		$ 77	$ 493